Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Ordinary share capital, par value	€ 0.01	€ 0.01
Ordinary share capital, shares authorized	250,000,000	250,000,000
Ordinary share capital, shares issued	113,783,799	113,363,535
Ordinary share capital, shares outstanding	113,783,799	113,363,535